Commitments	12 Months Ended
Dec. 31, 2021
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Commitments
3 6	COMMITMENTS
(a) Capital commitments
At December 31, 2021, the Group’s capital commitments contracted but not provided for, mainly relating to property, plant and equipment were RMB 882 (December 31, 2020: RMB 714).

These capital commitments are transactions mainly with CNPC and its fellow subsidiaries.
(b) Exploration and production licenses
The Company is obligated to make annual payments with respect to its exploration and production licenses to the Ministry of Natural Resources. Payments incurred were RMB 744 for the year ended December 31, 2021 (2020: RMB 700, 2019: RMB 535).
According to the current policy, estimated annual payments for the next five years are as follows:

	December 31, 2021	December 31, 2020
	RMB	RMB
Within one year	500	800
Between one and two years	500	800
Between two and three years	500	800
Between three and four years	500	800
Between four and five years	500	800